Distillate U.S. Fundamental Stability & Value ETF
Schedule of Investments
June 30, 2021 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS - 99.9%
	Basic Materials - 3.2%
17,334	Celanese Corporation	$2,627,835
23,865	Eastman Chemical Company	2,786,239
19,395	International Flavors & Fragrances, Inc.	2,897,613
18,510	PPG Industries, Inc.	3,142,443
		11,454,130
	Communications - 10.0%
3,257	Alphabet, Inc. - Class A (a)	7,952,910
8,533	Arista Networks, Inc. (a)	3,091,591
105,283	Cisco Systems, Inc.	5,579,999
103,834	Comcast Corporation - Class A	5,920,615
11,955	F5 Networks, Inc. (a)	2,231,520
22,800	Facebook, Inc. - Class A (a)	7,927,788
33,087	GoDaddy, Inc. - Class A (a)	2,877,246
		35,581,669
	Consumer, Cyclical - 10.9%
13,733	Advance Auto Parts, Inc.	2,817,187
1,958	AutoZone, Inc. (a)	2,921,767
11,007	Cummins, Inc.	2,683,617
13,984	Dollar General Corporation	3,025,998
18,558	Home Depot, Inc.	5,917,960
42,901	L Brands, Inc.	3,091,446
60,641	LKQ Corporation (a)	2,984,750
21,175	Lowe’s Companies, Inc.	4,107,315
5,393	O’Reilly Automotive, Inc. (a)	3,053,570
29,795	PACCAR, Inc.	2,659,204
22,728	Ross Stores, Inc.	2,818,272
6,461	WW Grainger, Inc.	2,829,918
		38,911,004
	Consumer, Non-cyclical - 30.0% (b)
69,152	AbbVie, Inc.	7,789,281
19,518	Alexion Pharmaceuticals, Inc. (a)	3,585,652
18,681	Amgen, Inc.	4,553,494
12,617	Becton Dickinson and Company	3,068,328
11,045	Biogen, Inc. (a)	3,824,552
29,546	Church & Dwight Company, Inc.	2,517,910
17,239	Cigna Corporation	4,086,850
13,570	Clorox Company	2,441,379
38,868	Colgate-Palmolive Company	3,161,912

12,309	Constellation Brands, Inc. - Class A	2,878,952
9,873	FleetCor Technologies, Inc. (a)	2,528,081
14,730	Global Payments, Inc.	2,762,464
17,572	HCA Healthcare, Inc.	3,632,835
28,480	Horizon Therapeutics plc (a)	2,666,867
20,591	J.M. Smucker Company	2,667,976
48,533	Johnson & Johnson	7,995,327
20,883	Kimberly-Clark Corporation	2,793,728
77,590	Kroger Company	2,972,473
10,636	Laboratory Corporation of America Holdings (a)	2,933,941
15,988	McKesson Corporation	3,057,545
9,560	Moody’s Corporation	3,464,257
51,537	Philip Morris International, Inc.	5,107,832
42,031	Procter & Gamble Company	5,671,243
6,919	Regeneron Pharmaceuticals, Inc. (a)	3,864,538
8,486	Thermo Fisher Scientific, Inc.	4,280,932
37,978	Tyson Foods, Inc. - Class A	2,801,257
8,222	United Rentals, Inc. (a)	2,622,900
18,538	UnitedHealth Group, Inc.	7,423,357
		107,155,863
	Energy - 1.0%
37,178	Diamondback Energy, Inc.	3,490,642

	Financial - 8.3%
12,978	Aon plc - Class A	3,098,627
21,847	Arthur J. Gallagher & Company	3,060,328
4,933	BlackRock, Inc.	4,316,227
55,406	Brown & Brown, Inc.	2,944,275
33,582	CBRE Group, Inc. - Class A (a)	2,878,985
14,676	CME Group, Inc.	3,121,291
24,984	Marsh & McLennan Companies, Inc.	3,514,749
17,801	Nasdaq, Inc.	3,129,416
18,394	T Rowe Price Group, Inc.	3,641,460
		29,705,358
	Industrial - 15.6%
19,363	3M Company	3,846,073
26,200	CH Robinson Worldwide, Inc.	2,454,154
96,438	CSX Corporation	3,093,731
21,189	Eaton Corporation plc	3,139,786
23,386	Expeditors International of Washington, Inc.	2,960,668
26,312	Fortune Brands Home & Security, Inc.	2,620,938
17,103	General Dynamics Corporation	3,219,811
16,862	Honeywell International, Inc.	3,698,680
13,450	Illinois Tool Works, Inc.	3,006,882
52,420	Ingersoll Rand, Inc. (a)	2,558,620
10,495	Lockheed Martin Corporation	3,970,783

9,629	Northrop Grumman Corporation	3,499,467
8,939	Parker-Hannifin Corporation	2,745,256
11,085	Snap-on, Inc.	2,476,722
13,895	Stanley Black & Decker, Inc.	2,848,336
17,156	Union Pacific Corporation	3,773,119
51,526	WestRock Company	2,742,214
20,652	XPO Logistics, Inc. (a)	2,889,008
		55,544,248
	Technology - 20.9%
13,851	Accenture plc - Class A	4,083,136
33,008	Activision Blizzard, Inc.	3,150,284
24,860	Akamai Technologies, Inc. (a)	2,898,676
54,953	Apple, Inc.	7,526,363
10,375	Broadcom, Inc.	4,947,215
36,210	Cerner Corporation	2,830,174
18,323	Citrix Systems, Inc.	2,148,738
36,167	Cognizant Technology Solutions Corporation - Class A	2,504,926
23,970	Fidelity National Information Services, Inc.	3,395,830
14,149	Fortinet, Inc. (a)	3,370,150
81,572	Intel Corporation	4,579,452
8,509	KLA Corporation	2,758,703
5,161	Lam Research Corporation	3,358,263
35,830	Micron Technology, Inc. (a)	3,044,833
35,498	NetApp, Inc.	2,904,446
69,332	Oracle Corporation	5,396,803
14,309	Qorvo, Inc. (a)	2,799,556
14,433	Skyworks Solutions, Inc.	2,767,528
21,072	Teradyne, Inc.	2,822,805
20,216	Texas Instruments, Inc.	3,887,537
19,987	VMware, Inc. - Class A (a)	3,197,320
		74,372,738
	TOTAL COMMON STOCKS (Cost $308,867,258)	356,215,652

	SHORT-TERM INVESTMENTS - 0.1%
188,418	First American Government Obligations Fund - Class X, 0.03% (c)	188,418
	TOTAL SHORT-TERM INVESTMENTS (Cost $188,418)	188,418
	TOTAL INVESTMENTS - 100.0% (Cost $309,055,676)	356,404,070
	Other Assets in Excess of Liabilities - 0.0% (d)	125,409
	NET ASSETS - 100.0%	$356,529,479

Percentages are stated as a percent of net assets.		11
(a)	Non-income producing security.
(b)	To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
(c)	Rate shown is the annualized seven-day yield as of June 30, 2021.
(d)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure at June 30, 2021 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  Accounting principles generally accepted in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2021:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$356,215,652	$-	$-	$356,215,652
Short-Term Investments	188,418	-	-	188,418
Total Investments in Securities	$356,404,070	$-	$-	$356,404,070
^ See Schedule of Investments for breakout of investments by sector classifications.

For the period ended June 30, 2021, the Fund did not recognize any transfers to or from Level 3.